SHARE CAPITAL - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended		38 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Nov. 30, 2024	Aug. 31, 2024	May 31, 2024	Nov. 30, 2022	May 31, 2022
Disclosure Of Classes Of Share Capital [Line Items]
Issue of ordinary shares in exchange of warrants exercised (in shares)		33,782
Share repurchase program, authorized ( in shares)								30,000,000
Share repurchase program, authorized, amount				$ 10,000	$ 10,000	$ 10,000	$ 10,000
Share repurchase program, cumulative authorized, amount	$ 40,000		$ 40,000
Treasury stock acquired, average cost per share (in usd per share)		$ 8.43	$ 9.12
Treasury shares acquired	$ 29,998	$ 9,809
TREASURY SHARES
Disclosure Of Classes Of Share Capital [Line Items]
Repurchase of shares (in shares)	0	1,163,260	3,288,665
Treasury shares acquired		$ 9,809